Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure, as it applies to smaller reporting companies, regarding executive “Compensation Actually Paid” (“CAP”), as calculated under applicable SEC rules, for our principal executive officer(s) (“PEO(s)”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance measures for the fiscal years ended December 31, 2024 and 2023.
In determining the CAP to our PEO(s) and the CAP to our non-PEO NEOs, we are required to make various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the SCT. Information regarding the methodology for calculating CAP to our PEO(s) and the CAP to our non-PEO NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. Note that for non-PEO NEOs, compensation is reported as an average.
The Company is a smaller reporting company and is not required to disclose the total shareholder return for our peer group or to disclose the company-selected measure or the tabular list of our most important financial performance measures. This is the Company’s first year providing this information as we were an emerging growth company through the end of 2024 and thus exempt from providing this information. Under the applicable rules, we are providing two years of information for 2024 and 2023. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.
Pay Versus Performance

(a)	(b)		(c)		(d)	(e)	(f)	(g)
Year(1)	Summary Compensation Table Total For First PEO ($)(2)	Summary Compensation Table Total For Second PEO ($)(2)	Compensation Actually Paid To First PEO ($)(3)	Compensation Actually Paid To Second PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) (in Thousands) ($)(5)
2024	874,823	—	857,815	—	249,900	249,900	24.64	(3,057)
2023	147,361	82,954	181,931	(62,468)	559,278	383,419	25.53	(5,263)

(1)	Information reported prior to 2023 is not required as this is the Company’s first year reporting pay versus performance information.
(2)
For 2024, Dr. Graul was our First PEO and Ms. Chicko was our Non-PEO NEO. For 2023, Dr. Graul, who became President in December 2023, was our First PEO and Dr. Hecht was our Second PEO. Information for 2023 is for Dr. Hecht who was our Second PEO in 2023, Cheryl Gault who was our Chief Operating Officer through July 2023, and Anjeza Gjino who was our Chief Financial Officer through November 2023.

(3)	Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include:
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

PEO	Name	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Inclusion of Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for PEO ($)	Inclusion of Vesting Date Fair Value of Awards Granted During Year that Vested During Year for PEO ($)	Inclusion of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO	Exclusion of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Compensation Actually Paid to PEO ($)
First PEO	Regina M. Graul, Ph.D. Chief Executive Officer, President	2024	874,823	(323,665)	242,360	(3,901)	72,954	(4,756)	—	857,815
		2023	147,361	(124,330)	134,000	—	24,900	—	—	181,931
Second PEO	Peter M. Hecht, Ph.D., Former Chief Executive Officer	2023	82,954	—	—	(110,669)	—	(34,753)	—	(62,468)

(4)
Total shareholder return, or TSR, assumes an investment of $100 in our Common Stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which the TSR is calculated. The closing stock price of one share of our Common Stock on December 31, 2022. The closing price for our Common Stock at December 31, 2023 and 2024 was $3.35 and $3.22, respectively.

(5)	Amount represents our net loss for the year as reported on our Annual Report on Form 10-K.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2024	2023
Summary Compensation Table Total	$249,900	$559,278
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	(26,909)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	(148,950)
Compensation Actually Paid	$249,900	$383,419

Named Executive Officers, Footnote
(2)
For 2024, Dr. Graul was our First PEO and Ms. Chicko was our Non-PEO NEO. For 2023, Dr. Graul, who became President in December 2023, was our First PEO and Dr. Hecht was our Second PEO. Information for 2023 is for Dr. Hecht who was our Second PEO in 2023, Cheryl Gault who was our Chief Operating Officer through July 2023, and Anjeza Gjino who was our Chief Financial Officer through November 2023.

Adjustment To PEO Compensation, Footnote
(3)	Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include:
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

PEO	Name	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Inclusion of Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for PEO ($)	Inclusion of Vesting Date Fair Value of Awards Granted During Year that Vested During Year for PEO ($)	Inclusion of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO	Exclusion of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Compensation Actually Paid to PEO ($)
First PEO	Regina M. Graul, Ph.D. Chief Executive Officer, President	2024	874,823	(323,665)	242,360	(3,901)	72,954	(4,756)	—	857,815
		2023	147,361	(124,330)	134,000	—	24,900	—	—	181,931
Second PEO	Peter M. Hecht, Ph.D., Former Chief Executive Officer	2023	82,954	—	—	(110,669)	—	(34,753)	—	(62,468)

Non-PEO NEO Average Total Compensation Amount			$ 249,900	$ 559,278
Non-PEO NEO Average Compensation Actually Paid Amount			$ 249,900	383,419
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2024	2023
Summary Compensation Table Total	$249,900	$559,278
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	(26,909)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	(148,950)
Compensation Actually Paid	$249,900	$383,419

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following table sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR from December 31, 2022 through December 31, 2024.

Year	Average Compensation Actually Paid to our PEO ($)	Average Compensation Actually Paid to our Non-PEO NEOs ($)(1)	Cumulative TSR of $100 Invested Over the Two Most Recently Completed Fiscal Years
2024	551,158	249,900	24.64
2023	113,594	559,278(1)	25.53

(1)
Excludes severance payments and COBRA contributions to Ms. Gault in 2023 of $214,000 and a separation payment to Ms. Gjino of $204,000 payable in 2024. Ms. Gault and Ms. Gjino were our two Non-PEO NEOs in 2023.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income
The following table sets forth the relationship between the Average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income (Loss) during the two most recently completed fiscal years.

Year	Average Compensation Actually Paid to our PEO ($)	Average Compensation Actually Paid to our Non-PEO NEOs ($)	Net Income (Loss) for the Two Most Recently Completed Fiscal Years (in thousands) ($)
2024	551,158	249,900	(3,057)
2023	113,594	559,278(1)	(5,263)

(1)	Excludes severance payment to Ms. Gault in 2023 of $214,000 and a separation payment to Ms. Gjino of $204,000. Ms. Gault and Ms. Gjino were our two Non-PEO NEOs in 2023.

Total Shareholder Return Amount			$ 24.64	25.53
Net Income (Loss)			$ (3,057,000)	$ (5,263,000)
PEO Name	Dr. Graul	Dr. Hecht	Dr. Graul
Share Price	$ 3.35		$ 3.22	$ 3.35
Regina M. Graul, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 874,823	$ 147,361
PEO Actually Paid Compensation Amount			857,815	181,931
Peter M. Hecht, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	82,954
PEO Actually Paid Compensation Amount			0	(62,468)
PEO | Regina M. Graul, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(323,665)	(124,330)
PEO | Regina M. Graul, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			242,360	134,000
PEO | Regina M. Graul, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,901)	0
PEO | Regina M. Graul, Ph.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			72,954	24,900
PEO | Regina M. Graul, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,756)	0
PEO | Regina M. Graul, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Peter M. Hecht, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Peter M. Hecht, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Peter M. Hecht, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(110,669)
PEO | Peter M. Hecht, Ph.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Peter M. Hecht, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(34,753)
PEO | Peter M. Hecht, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(26,909)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (148,950)